Note 7 - Commitments and Contingencies, Future Minimum Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Future Minimum Lease Commitments [Abstract]
2015	$ 471
2015	22
2016	196
Total future minimum lease payments	667
Total future minimum lease payments	22
Present value of future payments	$ 22